Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,340,186	$ 1,352,892	$ 46,760
Inventory	1,442,605	900,543
Deferred offering cost		88,704
Prepaid expenses	175,330	33,707
Total current assets:	2,958,121	2,375,846	46,760
Non-current assets:
Security deposit	73,074	16,074	16,074
Property and equipment, net	701,633	109,664	155,963
Right of use asset	879,541	188,918	245,350
Total non-current assets:	1,654,248	314,656	417,387
Total assets:	4,612,369	2,690,502	464,147
Current liabilities:
Accounts payable	739,742	491,868	20,179
Interest payable - current	66,708
Sales tax payable	26,165
Customer deposits	164,145
Current operating lease liability	174,254	174,254	152,556
Deferrred revenue	1,500,000	137,895	66,145
Accrued payroll and compensation	1,695,966	1,678,466	614,166
Loan payable – related party			26,844
Total current labilities:	4,366,980	2,482,483	879,890
Noncurrent liabilities:
Interest payable	37,778	65,889
Right of use liability	877,821	269,761	444,015
Promissory note	2,500,000
Convertible debt at fair value	4,537,552	3,542,797
Total noncurrent liabilities:	7,953,151	3,878,447	444,015
Total liabilities:	12,320,131	6,360,930	1,323,905
Commitments and contingencies: (note 3 and 7)
Stockholders’ deficit:
Common stock value	36,279	26,501	24,454
Additional paid-in capital	61,252,165	16,071,724	9,492,015
Accumulated deficit	(68,996,981)	(19,769,347)	(10,376,645)
Total stockholders’ deficit:	(7,707,762)	(3,670,428)	(859,758)
TOTAL LIABILITIES & STOCKHOLDERS’ DEFICIT:	4,612,369	2,690,502	464,147
Preferred Stock A
Stockholders’ deficit:
Preferred stock value	100	100	100
Preferred Stock B
Stockholders’ deficit:
Preferred stock value	$ 675	$ 594	$ 318